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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 3/31/2008 Check here if Amendment| |: Amendment Number:___________

                        This Amendment (Check only one):
                        | | is a restatement
                        | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
         _______________________________________________________________________
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
________________________________________________________________________________

Form 13F File Number 28- 4651

          The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
Title: Investment Information Manager
Phone: 312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
------------------------------------
(Signature)

Chicago, Illinois
(City, State)

5/9/2008
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:                 0
                                        -----------

Form 13F Information Table Entry Total:          16
                                        -----------
Form 13F Information Table Value Total: $ 3,295,333 (thousands)
                                        -----------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

     NONE

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                               13F HOLDINGS REPORT
                                    3/31/2008

        COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6       COLUMN 7           COLUMN 8
                                                                                                               Voting Authority
         NAME OF           TITLE OF               VALUE       SHRS OR    SH/  PUT/  INVESTMENT  OTHER
         ISSUER             CLASS     CUSIP     (X $1000)     PRN AMT    PRN  CALL  DISCRETION MANAGERS       SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW               COM     00817Y108     3,727        88,538     SH        SOLE                     88,538
AMERICAN INTL GROUP INC     COM     026874107     2,104        48,646     SH        SOLE                     48,646
BAXTER INTL INC             COM     071813109       278         4,800     SH        SOLE                      4,800
BOEING CO                   COM     097023105       334         4,494     SH        SOLE                      4,494
DEVON ENERGY CORP NEW       COM     25179M103       605         5,800     SH        SOLE                      5,800
GENERAL DYNAMICS CORP       COM     369550108 2,780,341    33,349,408     SH        SOLE                 33,349,408
GENERAL ELECTRIC CO         COM     369604103       849        22,948     SH        SOLE                     22,948
HONEYWELL INTL INC          COM     438516106       226         4,000     SH        SOLE                      4,000
HOSPIRA INC                 COM     441060100     1,069        25,000     SH        SOLE                     25,000
JP MORGAN CHASE & CO        COM     46625H100     8,464       197,064     SH        SOLE                    197,064
LABORATORY CORP AMER HLDGS  COM NEW 50540R409   469,955     6,378,320     SH        SOLE                  6,378,320
MEDIS TECHNOLOGIES LTD      COM     58500P107    21,498     2,370,285     SH        SOLE                  2,370,285
MICROSOFT CORP              COM     594918104     2,934       103,387     SH        SOLE                    103,387
MOODYS CORP                 COM     615369105     1,840        52,824     SH        SOLE                     52,824
PROCTER & GAMBLE CO         COM     742718109       305         4,352     SH        SOLE                      4,352
US BANCORP DEL              COM NEW 902973304       804        24,851     SH        SOLE                     24,851

Total                                         3,295,333    42,684,717                                    42,684,717